ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	2023	2022
Current
Accounts payable	$849	$1,253
Accrued and other liabilities	545	805
Lease liabilities	43	76
Financial liabilities (1)	109	145
Work in progress (2)	481	1,175
Provisions and decommissioning liabilities	502	609
Liabilities held for sale	5	42
Loan payable to Brookfield Business Partners	—	228
Total current	$2,534	$4,333
Non-current
Accounts payable	$84	$84
Accrued and other liabilities	312	573
Lease liabilities	269	423
Financial liabilities (1)	1,378	1,694
Work in progress (2)	20	49
Provisions and decommissioning liabilities	221	483
Total non-current	$2,284	$3,306
____________________________________
(1)Includes financial liabilities of $1,345 million ($64 million current and $1,281 million non-current) as at December 31, 2023 and $1,673 million ($74 million current and $1,599 million non-current) as at December 31, 2022 related to the failed sale and leaseback of hospitals. During the year, a gain of $341 million was recognized in other income (expense), net in the consolidated statement of operating results from the extinguishment of a liability related to leased hospitals. Concurrent with the extinguishment of this liability, the company entered into a new failed sale leaseback arrangement with a different counterparty for the same hospitals.
(2)See Note 18 for additional information.
Included within accounts payable and other at December 31, 2023 was $312 million of lease liabilities (2022: $499 million). Interest expense on lease liabilities was $17 million for the year ended December 31, 2023 (2022: $15 million).
The company’s exposure to currency and liquidity risk related to accounts payable and other is disclosed in Note 29.
The following table presents the change in the provision balances for the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2022	$385	$109	$543	$1,037
Additional provisions recognized	—	20	466	486
Reduction arising from payments/derecognition	(3)	(43)	(174)	(220)
Accretion expenses	8	—	—	8
Change in discount rate	(182)	—	(12)	(194)
Change in other estimates	14	(6)	1	9
Foreign currency translation	(1)	(6)	(27)	(34)
Balance at December 31, 2022	$221	$74	$797	$1,092
Additional provisions recognized	—	48	147	195
Reduction arising from payments/derecognition	(3)	(15)	(192)	(210)
Accretion expenses	7	—	18	25
Change in discount rate	(43)	—	—	(43)
Change in other estimates	—	(2)	10	8
Dispositions	(181)	(23)	(142)	(346)
Foreign currency translation	(1)	1	2	2
Balance at December 31, 2023	$—	$83	$640	$723